Expense Example - R2 R3 R4 R5 R6 Shares - JPMorgan SmartSpending 2020 Fund	Class R2 1 Year	Class R2 3 Years	Class R2 5 Years	Class R2 10 Years	Class R3 1 Year	Class R3 3 Years	Class R3 5 Years	Class R3 10 Years	Class R4 1 Year	Class R4 3 Years	Class R4 5 Years	Class R4 10 Years	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	96	590	1,110	2,540	70	513	982	2,280	45	436	852	2,014	30	389	773	1,850	19	358	720	1,740